2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Impact of errors on financial statements

Impact of Errors on the Consolidated Balance Sheet
	As of December 31, 2015		As of December 31, 2015
	As Presented	Adjustment	As Adjusted
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, respectively; 5,290 shares issued and outstanding	$6	$–	$6
Common Stock, $0.001 par value, 233,333,334 shares authorized, respectively; 3,753,179 shares issued and outstanding	3,753	–	3,753
Common Stock to Be Issued	24	–	24
Additional Paid in Capital	41,163,577	3,383,850	44,547,427
Accumulated Deficit	(27,045,776)	(3,383,850)	(30,429,626)
Total Equity	$14,121,584	$–	$14,121,584

Impact of Errors on the Consolidated Statement of Operations
	For the Year Ended December 31, 2015		For the Year Ended December 31, 2015
	As Presented	Adjustment	As Adjusted
Net Loss	$(3,483,122)	–	$(3,483,122)
Beneficial Conversion Feature on Preferred Stock	(400,000)	(3,383,850)	(3,783,850)
Net Loss Applicable to Common Shareholders	(3,883,122)	(3,383,850)	(7,266,972)
Net Loss per Common Share	$(1.55)	(1.36)	$(2.91)
Weighted Average Shares Outstanding	2,500,854	–	2,500,854